PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2025	December 31, 2024

Vehicles	$94,751	$58,443
Equipment	115,784	50,000
Construction in progress	23,914	38,155

Total property and equipment	234,449	146,598
Less: accumulated depreciation	(81,534)	(51,173)

TOTAL PROPERTY AND EQUIPMENT, NET	$152,915	$95,425

Property and equipment consist of the following:

	2024	2023

Vehicle	$58,443	$58,443
Equipment	50,000	50,000
Construction in progress	38,155	-

Total property and equipment	146,598	108,443
Less: accumulated depreciation	(51,173)	(22,870)

TOTAL PROPERTY AND EQUIPMENT, NET	$95,425	$85,573